Third Party Guarantees, Other Contingent Assets and Liabilities, and Other Commitments (Tables)	12 Months Ended
Dec. 31, 2019
PROVISIONS
Summary of Indirect Guarantees

			Debtor			Outstanding balance as of
Contract	Maturity	Creditor of Guarantee	Company	Relationship	Type of Guarantee	Currency	12-31-2019	12-31-2018
Bonds Series B (1)	October 2028	Bondholders of Enel Américas’ Bonds	Enel Américas	Entities demerged from original debtor Enersis S.A. (codebtor Enel Chile S.A.)	Codebtor	UF	11,646,991	15,821,814
Credit Agreement	September 2019	Scotiabank Chile	Enel Green Power Chile Limitada	Subsidiary	Aval	USD	-	70,214,637
Credit Agreement	December 2020	Scotiabank Chile	Enel Green Power Chile Limitada	Subsidiary	Aval	USD	112,882,048	104,258,927
Credit Agreement	November 2022	Pto. GDN BID	Enel Green Power Chile Limitada	Subsidiary	Aval	USD	22,592,723	-
Credit Agreement	December 2021	Scotiabank Chile	Empresa Eléctrica Panguipulli S.A.	Subsidiary	Aval	USD	113,069,511	104,477,333
Credit Agreement	December 2027	Enel Finance International N.V.	Enel Green Power Chile Limitada	Subsidiary	Aval	USD	484,341,824	447,431,880
(1)

As a result of the Enersis’ Spin-Off and in accordance with the bond indenture, all entities arising from the demerger are liable for the debt, regardless that the payment obligation remains in Enel Américas S.A.